Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Nov. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the company’s financial performance. For further information on the company’s executive compensation, see the CD&A beginning on page 25.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table discloses information on compensation actually paid (“CAP”) to our principal executive officers (“PEOs”) and (on average) to our other NEOs (“non-PEO NEOs”) during the specified years alongside the company’s TSR and net income metrics, as well as a company-selected measure of adjusted earnings before interest, taxes, depreciation and amortization (“adjusted EBITDA”). The company selected adjusted EBITDA as the most important measure to use in linking PEO and NEO compensation actually paid to company performance for 2025, as LTL adjusted EBITDA represents a 35% weighting in the March 3, 2025 PSU awards, and XPO adjusted EBITDA represents 100% weighting in the 2025 annual incentive plan for our executive chairman, CEO, CFO and CLO.
Fiscal Year(1) (a)	Summary Compensation Table Total for PEO 1(2) ($) (b)	Compensation Actually Paid to PEO 1(3) ($) (c)	Summary Compensation Table Total for PEO 2(2) ($) (b)	Compensation Actually Paid to PEO 2(3) ($) (c)	Average Summary Compensation Table Total for non-PEO NEOs ($) (d)	Average Compensation Actually Paid to non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based on XPO Total Shareholder Return ($) (f)	Value of Initial Fixed $100 investment Based on Peer Group(4) Total Shareholder Return ($) (g)	Net Income ($ in millions) (h)	Company- Selected Measure: Adjusted EBITDA ($ in millions)(5) (i)
2025	—	—	12,001,545	21,505,696	9,064,653	9,399,552	316.78	136.28	316	1,272
2024	—	—	14,042,700	67,171,178	5,556,517	31,774,053	305.69	127.78	387	1,266
2023	—	—	12,387,611	75,024,676	8,237,805	34,380,024	204.16	121.64	189	996
2022	46,990,957	66,874,224	9,027,723	19,687,049	1,310,474	3,184,179	77.59	96.77	666	997
2021	22,043,280	22,043,280	—	—	3,990,800	3,600,679	113.76	134.42	336	812
(1)
Brad Jacobs is PEO 1 for fiscal years 2022 and 2021. Mario Harik is PEO 2 for fiscal years 2025, 2024, 2023 and 2022. The non-PEO NEOs for fiscal year 2025 were Brad Jacobs, Kyle Wismans, Dave Bates and Wendy Cassity.
(2)
2022 data reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (“PEO 1”) from January 1, 2022 until November 1, 2022, and the total compensation of our current CEO, former president, North American LTL and former CIO, Mr. Harik, who began serving as our PEO (“PEO 2”), effective November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the “Summary Compensation Table” for each of the years shown (and for Mr. Harik, solely reflect compensation for the years of his service as our CEO).

(3)
The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Messrs. Jacobs and Harik, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either officer during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Jacobs, information is only included with respect to 2022 and 2021. For Mr. Harik, information is only included with respect to 2025, 2024, 2023 and 2022.

(4)
Our peer group is represented by the S&P Transportation Select Industry Index, which replaced the Dow Jones Transportation Average Index starting with 2023. We believe that the S&P Transportation Select Industry Index is the appropriate index, as our outstanding performance-based restricted stock units (“PSUs”) generally measure our performance compared to this index, of which we are a component. The peer group Total Shareholder Return shown in the table above reflects data for the S&P Transportation Select Industry Index for 2025, 2024, 2023, 2022 and 2021.
(5)
Our company-selected measure is adjusted EBITDA, which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax provision, depreciation and amortization expense, goodwill impairment charges, litigation matters, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	22,043,280	46,990,957	—	—	—
- Grant date fair value of modified awards disclosed in fiscal year (FASB ASC 718)	—	(54,298,870)	—	—	—
+ Previously reported grant date fair value of modified awards	—	19,697,878	—	—	—
- Grant date fair value of modified awards over previously reported grant date fair value of modified awards	—	(34,600,992)	—	—	—
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	54,484,259	—	—	—
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	—	—	—
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—	—	—
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	—	—	—	—
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—
Compensation Actually Paid	22,043,280	66,874,224	—	—	—
(1)
On November 1, 2022, in connection with the completion of the RXO spin-off, the outstanding PSUs granted in 2018 and 2019 to both Mr. Jacobs and Mr. Harik were modified by converting the 2018 PSU award and 2019 PSU awards held by each into time-based vesting RSU awards (“2022 Converted RSUs”). The 2022 Converted RSUs: (i) vest on December 31, 2024, generally subject to continued employment by the executive (or, in the case of Mr. Jacobs, willingness to serve on the company’s board of directors) through the vesting date; and (ii) the after-tax shares received upon the settlement of the 2022 Converted RSUs, subject to a lock-up that prohibits transfers of such shares through December 31, 2025. With respect to the previously awarded PSUs in 2018 and 2019 for Mr. Jacobs and Mr. Harik, the company reported the grant date values of those awards in the tables “Summary Compensation Table” and “Grants of Plan-Based Award” in the year of grant as if the performance conditions associated with those awards were probable. The performance conditions were not probable and the amounts that should have been reflected were $0. In 2022, these awards were modified and converted to time-based RSUs. The fair value of the awards immediately prior to the 2022 modification were zero, as the awards were not probable. The amount shown in this column represents the incremental fair value of the modified awards calculated in accordance with FASB ASC 718 at the 2022 modification date over the sum of the award amounts previously reported in our 2018 and 2019 proxy statements ($12,690,463 and $7,007,415 for Mr. Jacobs, and $1,230,004 and $1,648,799 for Mr. Harik, for 2018 and 2019, respectively). The values shown in this column (when taken together with the previously reported values) are equal to the full amount of compensation expense to be taken for these awards under FASB ASC Topic 718. The financial statements properly reflect the accounting for these awards in accordance with FASB ASC 718 for all periods.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	—	9,027,723	12,387,611	14,042,700	12,001,545
- Grant date fair value of modified awards disclosed in fiscal year (FASB ASC 718)	—	(10,259,872)	—	—
+ Previously reported grant date fair value of modified awards	—	2,878,803	—	—	—
- Grant date fair value of modified awards over previously reported grant date fair value of modified awards	—	(7,381,069)	—	—	—
- Grant date fair value of option awards and stock awards granted in fiscal year		—	(9,084,498)	(10,681,790)	(9,876,760)
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	18,040,395	38,029,239	18,177,101	18,728,073
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	32,520,954	36,102,885	16,280
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—	—	—
	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	—	1,171,370	9,530,282	636,558
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—
Compensation Actually Paid	—	19,687,049	75,024,676	67,171,178	21,505,696
(1)
See footnote 1 under PEO 1 table above.

	Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022 ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	3,990,800	1,310,474	8,237,805	5,556,517	9,064,653
- Grant date fair value of option awards and stock awards granted in fiscal year	(521,238)	(545,923)	(6,051,943)	(3,106,297)	(6,930,117)
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,199,280	4,175,040	18,841,448	5,098,823	4,947,895
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	12,883,805	11,781,956	356,337
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	184,257	—	—	369,301
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	9,732	(86,372)	661,143	12,443,054	1,591,484
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(1,077,895)	(1,853,297)	(192,234)	—	0
Compensation Actually Paid	3,600,679	3,184,179	34,380,024	31,774,053	9,399,552

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Brad Jacobs is PEO 1 for fiscal years 2022 and 2021. Mario Harik is PEO 2 for fiscal years 2025, 2024, 2023 and 2022. The non-PEO NEOs for fiscal year 2025 were Brad Jacobs, Kyle Wismans, Dave Bates and Wendy Cassity.

Peer Group Issuers, Footnote
(4)
Our peer group is represented by the S&P Transportation Select Industry Index, which replaced the Dow Jones Transportation Average Index starting with 2023. We believe that the S&P Transportation Select Industry Index is the appropriate index, as our outstanding performance-based restricted stock units (“PSUs”) generally measure our performance compared to this index, of which we are a component. The peer group Total Shareholder Return shown in the table above reflects data for the S&P Transportation Select Industry Index for 2025, 2024, 2023, 2022 and 2021.

Adjustment To PEO Compensation, Footnote
(2)
2022 data reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (“PEO 1”) from January 1, 2022 until November 1, 2022, and the total compensation of our current CEO, former president, North American LTL and former CIO, Mr. Harik, who began serving as our PEO (“PEO 2”), effective November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the “Summary Compensation Table” for each of the years shown (and for Mr. Harik, solely reflect compensation for the years of his service as our CEO).

(3)
The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Messrs. Jacobs and Harik, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either officer during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Jacobs, information is only included with respect to 2022 and 2021. For Mr. Harik, information is only included with respect to 2025, 2024, 2023 and 2022.
	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	22,043,280	46,990,957	—	—	—
- Grant date fair value of modified awards disclosed in fiscal year (FASB ASC 718)	—	(54,298,870)	—	—	—
+ Previously reported grant date fair value of modified awards	—	19,697,878	—	—	—
- Grant date fair value of modified awards over previously reported grant date fair value of modified awards	—	(34,600,992)	—	—	—
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	54,484,259	—	—	—
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	—	—	—
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—	—	—
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	—	—	—	—
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—
Compensation Actually Paid	22,043,280	66,874,224	—	—	—
(1)
On November 1, 2022, in connection with the completion of the RXO spin-off, the outstanding PSUs granted in 2018 and 2019 to both Mr. Jacobs and Mr. Harik were modified by converting the 2018 PSU award and 2019 PSU awards held by each into time-based vesting RSU awards (“2022 Converted RSUs”). The 2022 Converted RSUs: (i) vest on December 31, 2024, generally subject to continued employment by the executive (or, in the case of Mr. Jacobs, willingness to serve on the company’s board of directors) through the vesting date; and (ii) the after-tax shares received upon the settlement of the 2022 Converted RSUs, subject to a lock-up that prohibits transfers of such shares through December 31, 2025. With respect to the previously awarded PSUs in 2018 and 2019 for Mr. Jacobs and Mr. Harik, the company reported the grant date values of those awards in the tables “Summary Compensation Table” and “Grants of Plan-Based Award” in the year of grant as if the performance conditions associated with those awards were probable. The performance conditions were not probable and the amounts that should have been reflected were $0. In 2022, these awards were modified and converted to time-based RSUs. The fair value of the awards immediately prior to the 2022 modification were zero, as the awards were not probable. The amount shown in this column represents the incremental fair value of the modified awards calculated in accordance with FASB ASC 718 at the 2022 modification date over the sum of the award amounts previously reported in our 2018 and 2019 proxy statements ($12,690,463 and $7,007,415 for Mr. Jacobs, and $1,230,004 and $1,648,799 for Mr. Harik, for 2018 and 2019, respectively). The values shown in this column (when taken together with the previously reported values) are equal to the full amount of compensation expense to be taken for these awards under FASB ASC Topic 718. The financial statements properly reflect the accounting for these awards in accordance with FASB ASC 718 for all periods.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	—	9,027,723	12,387,611	14,042,700	12,001,545
- Grant date fair value of modified awards disclosed in fiscal year (FASB ASC 718)	—	(10,259,872)	—	—
+ Previously reported grant date fair value of modified awards	—	2,878,803	—	—	—
- Grant date fair value of modified awards over previously reported grant date fair value of modified awards	—	(7,381,069)	—	—	—
- Grant date fair value of option awards and stock awards granted in fiscal year		—	(9,084,498)	(10,681,790)	(9,876,760)
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	18,040,395	38,029,239	18,177,101	18,728,073
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	32,520,954	36,102,885	16,280
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—	—	—
	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(1) ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	—	1,171,370	9,530,282	636,558
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—
Compensation Actually Paid	—	19,687,049	75,024,676	67,171,178	21,505,696
(1)
See footnote 1 under PEO 1 table above.

Non-PEO NEO Average Total Compensation Amount		$ 9,064,653	$ 5,556,517	$ 8,237,805	$ 1,310,474	$ 3,990,800
Non-PEO NEO Average Compensation Actually Paid Amount		$ 9,399,552	31,774,053	34,380,024	3,184,179	3,600,679
Adjustment to Non-PEO NEO Compensation Footnote
	Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022 ($)	12/31/2022 12/31/2023 2023 ($)	12/31/2023 12/31/2024 2024 ($)	12/31/2024 12/31/2025 2025 ($)
Summary Compensation Table total	3,990,800	1,310,474	8,237,805	5,556,517	9,064,653
- Grant date fair value of option awards and stock awards granted in fiscal year	(521,238)	(545,923)	(6,051,943)	(3,106,297)	(6,930,117)
+ Fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,199,280	4,175,040	18,841,448	5,098,823	4,947,895
+ Change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	12,883,805	11,781,956	356,337
+ Fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	184,257	—	—	369,301
+ Change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	9,732	(86,372)	661,143	12,443,054	1,591,484
- Fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(1,077,895)	(1,853,297)	(192,234)	—	0
Compensation Actually Paid	3,600,679	3,184,179	34,380,024	31,774,053	9,399,552

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		(1) Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.
Total Shareholder Return Vs Peer Group
Tabular List, Table
As required, the disclosure below specifies the most important measures used by the company to link compensation actually paid to our PEO and NEOs for 2025 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, see the CD&A beginning on page 25.
2025 Most Important Measures (Unranked)
■ XPO Adjusted EBITDA	■ LTL Adjusted Operating Ratio	■ LTL Adjusted Operating Income
■ LTL Adjusted EBITDA	■ Relative TSR

Total Shareholder Return Amount		$ 316.78	305.69	204.16	77.59	113.76
Peer Group Total Shareholder Return Amount		136.28	127.78	121.64	96.77	134.42
Net Income (Loss)		$ 316,000,000	$ 387,000,000	$ 189,000,000	$ 666,000,000	$ 336,000,000
Company Selected Measure Amount		1,272,000,000	1,266,000,000	996,000,000	997,000,000	812,000,000
PEO Name		Mario Harik
Compensation Expense Recognized If Performance Conditions Are Not Probable	$ 0
Fair Value Of Awards Prior To Modification									$ 0
Measure:: 1
Pay vs Performance Disclosure
Name		XPO Adjusted EBITDA
Non-GAAP Measure Description
(5)
Our company-selected measure is adjusted EBITDA, which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax provision, depreciation and amortization expense, goodwill impairment charges, litigation matters, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name		LTL Adjusted Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name		LTL Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name		LTL Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR
Mr. Jacobs
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 46,990,957	$ 22,043,280
PEO Actually Paid Compensation Amount					66,874,224	22,043,280
Mario Harik
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,001,545	14,042,700	12,387,611	9,027,723
PEO Actually Paid Compensation Amount		21,505,696	67,171,178	75,024,676	19,687,049
PEO | Mr. Jacobs | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					54,484,259
PEO | Mr. Jacobs | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jacobs | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jacobs | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jacobs | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jacobs | Equity Awards AdjustmentsGrant date fair value of modified awards over previously reported grant date fair value of modified awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(34,600,992)
PEO | Mr. Jacobs | Equity Awards Adjustment Grant date fair value of modified awards disclosed in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(54,298,870)
PEO | Mr. Jacobs | Equity Awards Adjustments Previously reported grant date fair value of modified awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					19,697,878
PEO | Mr. Jacobs | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 7,007,415	$ 12,690,463
PEO | Mario Harik | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,876,760)	(10,681,790)	(9,084,498)
PEO | Mario Harik | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,728,073	18,177,101	38,029,239	18,040,395
PEO | Mario Harik | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,280	36,102,885	32,520,954
PEO | Mario Harik | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mario Harik | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		636,558	9,530,282	1,171,370
PEO | Mario Harik | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mario Harik | Equity Awards AdjustmentsGrant date fair value of modified awards over previously reported grant date fair value of modified awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,381,069)
PEO | Mario Harik | Equity Awards Adjustment Grant date fair value of modified awards disclosed in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,259,872)
PEO | Mario Harik | Equity Awards Adjustments Previously reported grant date fair value of modified awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,878,803
PEO | Mario Harik | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 1,648,799	$ 1,230,004
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,930,117)	(3,106,297)	(6,051,943)	(545,923)	(521,238)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,947,895	5,098,823	18,841,448	4,175,040	1,199,280
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		356,337	11,781,956	12,883,805
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		369,301			184,257
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,591,484	12,443,054	661,143	(86,372)	9,732
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0		$ (192,234)	$ (1,853,297)	$ (1,077,895)